UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended:   March 31, 2001


Name and Business Address of Institutional Investment Manager:

FEDERAL HOME LOAN MORTGAGE CORPORATION
8200 JONES BRANCH DRIVE
MCLEAN                                     VA            22102

Name, Title and Phone Number of Person Duly Authorized to Submit this Report:

VAUGHN A. CLARKE
EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
703-903-3500

      The institutional investment manager submitting this Form and its attachment and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of McLean and State of Virginia on the 15th day of May, 2001.

                                       FEDERAL HOME LOAN MORTGAGE CORPORATION


                                       By: /s/ Vaughn A. Clarke
                                           -------------------------------------
                                           Vaughn A. Clarke
                                           Executive Vice President and
                                             Chief Financial Officer


                                                                          Fair Market                    Investment      Voting
Name of Issuer                      Title of Class          CUSIP         Value (x$1000)      Shares     Discretion      Authority
--------------                      --------------          -----         --------------      ------     ----------      ---------
Blackrock Strategic Term Trust           Com              09247P108           $37,531        3,996,900      sole            sole
Blackrock 2001 Term Trust Inc.           Com              092477108          $110,407       11,254,600      sole            sole
                 Total                                                       $147,938